Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Expenses

The accrued expenses consist of:

	December 31, 2022	December 31, 2023

Accrued payroll expenses	61,714	342,056
Accrued interest expense	500,664	877,635
Accrued general and administrative expenses	107,755	107,197
Accrued commissions	71,139	91,277
Other accrued expenses	263,447	902,441
Total	1,004,719	2,320,606